Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bank premises and equipment
Less: accumulated depreciation	$ (468,167)	$ (448,470)
Bank premises and equipment, net	506,899	514,454
Bank Building and Improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 563,302	550,094
Bank Building and Improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank Building and Improvements | Maximum
Bank premises and equipment
Estimated useful lives	40 years
Furniture, Equipment and Vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 292,958	289,743
Furniture, Equipment and Vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, Equipment and Vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 118,806	$ 123,087
Land, Building, Furniture, Fixture and Equipment | Minimum
Bank premises and equipment
Estimated useful lives	7 years
Land, Building, Furniture, Fixture and Equipment | Maximum
Bank premises and equipment
Estimated useful lives	27 years